Interest income (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of details of main interest and similar income
The detail of the main interest and similar income items earned in 2023, 2022 and 2021 is as follows:

EUR million
	2023	2022	2021
Loans and advances, central banks	1,959	1,606	476
Loans and advances, credit institutions	5,361	2,186	916
Debt instruments	14,501	10,416	5,724
Loans and advances, customers	70,619	54,110	38,649
Other interestA	12,812	3,112	698
	105,252	71,430	46,463
A.Mainly include the rectification of income originating from accounting hedges as well as interest on balances in central banks and on demand credit institutions.